Quarterly Holdings Report
for
Fidelity® Mid Cap Index Fund
July 31, 2024
MCX-NPRT1-0924
1.929304.112
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.2%
Frontier Communications Parent, Inc. (a)(b)	776,508	22,751,684
Iridium Communications, Inc.	379,000	10,877,300
Liberty Global Ltd.:
Class A	524,642	10,225,273
Class C	590,576	11,876,483
		55,730,740
Entertainment - 1.5%
Electronic Arts, Inc.	848,912	128,134,777
Liberty Media Corp. Liberty Formula One:
Class A	79,992	5,917,008
Class C	619,658	50,111,742
Liberty Media Corp. Liberty Live:
Class C	146,746	5,726,029
Series A	74,532	2,815,074
Live Nation Entertainment, Inc. (a)	505,679	48,641,263
Madison Square Garden Sports Corp. (a)	61,053	12,235,632
Playtika Holding Corp.	278,582	2,125,581
Roblox Corp. (a)	1,616,423	67,113,883
Roku, Inc. Class A (a)	399,724	23,267,934
Take-Two Interactive Software, Inc. (a)	533,995	80,382,267
TKO Group Holdings, Inc.	249,565	27,289,933
Warner Bros Discovery, Inc. (a)	7,763,901	67,157,744
		520,918,867
Interactive Media & Services - 0.3%
IAC, Inc. (a)	264,288	13,957,049
Match Group, Inc. (a)	837,362	31,936,987
Pinterest, Inc. Class A (a)	1,873,244	59,850,146
TripAdvisor, Inc. (a)	341,282	6,016,802
Trump Media & Technology Group (a)(b)	182,340	5,240,452
Zoominfo Technologies, Inc. (a)	511,883	5,814,991
		122,816,427
Media - 1.5%
Charter Communications, Inc. Class A (a)	299,551	113,745,506
Fox Corp.:
Class A	750,544	28,550,694
Class B	440,471	15,605,888
Interpublic Group of Companies, Inc.	1,227,322	39,482,949
Liberty Broadband Corp.:
Class A (a)	50,819	3,365,234
Class C (a)	225,705	15,210,260
Liberty Media Corp. Liberty SiriusXM:
Class A	223,990	5,066,654
Class C	492,864	11,094,369
News Corp.:
Class A	1,203,534	33,193,468
Class B	359,717	10,248,337
Nexstar Media Group, Inc.	101,875	18,825,481
Omnicom Group, Inc.	618,450	60,632,838
Paramount Global:
Class A (b)	29,613	678,138
Class B (b)	1,870,922	21,365,929
Sirius XM Holdings, Inc. (b)	1,933,314	6,669,933
The New York Times Co. Class A	508,516	27,251,372
The Trade Desk, Inc. Class A (a)	1,402,200	126,029,736
		537,016,786
TOTAL COMMUNICATION SERVICES		1,236,482,820
CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 0.4%
Aptiv PLC (a)	861,430	59,774,628
BorgWarner, Inc.	747,970	26,410,821
Gentex Corp.	731,640	22,724,738
Lear Corp.	184,234	22,483,917
QuantumScape Corp. Class A (a)(b)	1,108,526	7,161,078
		138,555,182
Automobiles - 0.2%
Harley-Davidson, Inc.	382,753	14,353,238
Lucid Group, Inc. Class A (a)(b)	2,807,474	9,882,308
Rivian Automotive, Inc. (a)(b)	2,602,962	42,714,606
Thor Industries, Inc.	160,862	17,073,893
		84,024,045
Broadline Retail - 0.7%
Coupang, Inc. Class A (a)	3,686,805	76,501,204
Dillard's, Inc. Class A (b)	11,044	4,402,028
eBay, Inc.	1,623,391	90,276,774
Etsy, Inc. (a)	313,631	20,429,923
Kohl's Corp.	216,694	4,693,592
Macy's, Inc.	894,138	15,450,705
Nordstrom, Inc. (b)	213,927	4,883,953
Ollie's Bargain Outlet Holdings, Inc. (a)	198,023	19,334,966
		235,973,145
Distributors - 0.4%
Genuine Parts Co.	444,499	65,390,248
LKQ Corp.	860,236	35,699,794
Pool Corp.	120,249	44,977,936
		146,067,978
Diversified Consumer Services - 0.4%
ADT, Inc.	917,523	7,138,329
Bright Horizons Family Solutions, Inc. (a)	182,289	21,920,252
Duolingo, Inc. (a)	116,041	19,952,090
Grand Canyon Education, Inc. (a)	92,459	14,418,981
H&R Block, Inc.	438,945	25,432,473
Service Corp. International	451,189	36,054,513
		124,916,638
Hotels, Restaurants & Leisure - 3.2%
Aramark	828,269	28,384,779
Boyd Gaming Corp.	232,472	14,150,571
Caesars Entertainment, Inc. (a)(b)	490,023	19,576,419
Carnival Corp. (a)	3,177,721	52,940,832
Cava Group, Inc. (a)	238,649	20,099,019
Choice Hotels International, Inc. (b)	95,090	12,119,221
Churchill Downs, Inc.	220,379	31,637,609
Darden Restaurants, Inc.	382,354	55,934,567
Domino's Pizza, Inc.	109,993	47,153,999
Draftkings Holdings, Inc. (a)	1,405,858	51,946,453
Dutch Bros, Inc. (a)	289,585	11,076,626
Expedia Group, Inc. (a)	387,048	49,414,418
Hilton Worldwide Holdings, Inc.	777,336	166,870,719
Hyatt Hotels Corp. Class A	138,498	20,404,910
Las Vegas Sands Corp.	1,148,484	45,560,360
Light & Wonder, Inc. Class A (a)	285,445	30,599,704
Marriott Vacations Worldwide Corp.	117,025	9,897,975
MGM Resorts International (a)	786,054	33,776,740
Norwegian Cruise Line Holdings Ltd. (a)	1,353,999	24,954,202
Penn Entertainment, Inc. (a)	476,505	9,515,805
Planet Fitness, Inc. (a)	280,033	20,638,432
Royal Caribbean Cruises Ltd.	750,042	117,546,582
Texas Roadhouse, Inc.	210,905	36,826,122
Travel+Leisure Co.	224,803	10,361,170
Vail Resorts, Inc. (b)	124,024	22,573,608
Wendy's Co.	596,743	10,102,859
Wingstop, Inc.	92,804	34,697,560
Wyndham Hotels & Resorts, Inc.	256,786	19,443,836
Wynn Resorts Ltd.	323,151	26,763,366
Yum! Brands, Inc.	891,433	118,409,045
		1,153,377,508
Household Durables - 2.1%
D.R. Horton, Inc.	938,224	168,814,644
Garmin Ltd.	489,894	83,894,348
Leggett & Platt, Inc.	420,624	5,539,618
Lennar Corp.:
Class A	762,826	134,966,804
Class B	36,060	5,948,458
Mohawk Industries, Inc. (a)	167,849	27,035,438
Newell Brands, Inc.	1,312,095	11,270,896
NVR, Inc. (a)	9,407	80,970,564
PulteGroup, Inc.	661,704	87,344,928
SharkNinja, Inc.	209,346	16,088,240
Tempur Sealy International, Inc.	530,683	27,781,255
Toll Brothers, Inc.	328,099	46,823,008
TopBuild Corp. (a)	100,449	48,068,864
Whirlpool Corp.	170,998	17,436,666
		761,983,731
Leisure Products - 0.3%
Brunswick Corp.	226,633	18,459,258
Hasbro, Inc.	439,890	28,355,309
Mattel, Inc. (a)	826,498	15,943,146
Polaris, Inc.	181,912	15,149,631
YETI Holdings, Inc. (a)	269,404	11,139,855
		89,047,199
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	188,274	11,923,392
AutoNation, Inc. (a)	83,894	16,000,264
Bath & Body Works, Inc.	711,715	26,155,526
Best Buy Co., Inc.	681,885	58,996,690
Burlington Stores, Inc. (a)	200,585	52,216,287
CarMax, Inc. (a)	504,809	42,626,072
Carvana Co. Class A (a)	333,551	44,439,000
Dick's Sporting Goods, Inc.	180,020	38,947,327
Five Below, Inc. (a)	132,245	9,619,501
Floor & Decor Holdings, Inc. Class A (a)(b)	337,216	33,047,168
GameStop Corp. Class A (a)(b)	851,274	19,298,382
Gap, Inc.	634,819	14,905,550
Lithia Motors, Inc. Class A (sub. vtg.)	88,083	24,339,975
Murphy U.S.A., Inc.	59,564	30,075,055
Penske Automotive Group, Inc.	58,359	10,160,885
RH (a)	48,662	14,115,873
Ross Stores, Inc.	1,040,905	149,088,823
Tractor Supply Co.	341,247	89,857,160
Ulta Beauty, Inc. (a)	152,739	55,732,934
Valvoline, Inc. (a)	408,548	18,997,482
Wayfair LLC Class A (a)(b)	291,987	15,892,852
Williams-Sonoma, Inc.	402,583	62,271,538
		838,707,736
Textiles, Apparel & Luxury Goods - 0.7%
Amer Sports, Inc.	383,129	4,448,128
Birkenstock Holding PLC	124,225	7,342,940
Capri Holdings Ltd. (a)	358,848	12,035,762
Carter's, Inc. (b)	128,802	7,798,961
Columbia Sportswear Co.	77,752	6,352,338
Crocs, Inc. (a)	188,096	25,274,460
Deckers Outdoor Corp. (a)	80,785	74,534,665
PVH Corp.	185,737	18,943,317
Ralph Lauren Corp. Class A	121,800	21,386,862
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	427,528	27,844,899
Tapestry, Inc.	737,685	29,573,792
Under Armour, Inc.:
Class A (sub. vtg.) (a)	596,732	4,159,222
Class C (non-vtg.) (a)(b)	718,914	4,881,426
VF Corp.	1,106,725	18,770,056
		263,346,828
TOTAL CONSUMER DISCRETIONARY		3,835,999,990
CONSUMER STAPLES - 5.1%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	12,142	3,402,310
Brown-Forman Corp.:
Class A	180,312	8,220,424
Class B (non-vtg.)	544,846	24,605,245
Celsius Holdings, Inc. (a)	557,049	26,086,605
Coca-Cola Consolidated, Inc.	18,657	21,378,870
Molson Coors Beverage Co. Class B	553,664	29,261,142
		112,954,596
Consumer Staples Distribution & Retail - 1.7%
Albertsons Companies, Inc.	1,321,828	26,211,849
BJ's Wholesale Club Holdings, Inc. (a)	417,239	36,700,342
Casey's General Stores, Inc.	117,074	45,405,980
Dollar General Corp.	698,724	84,119,382
Dollar Tree, Inc. (a)	655,012	68,343,952
Grocery Outlet Holding Corp. (a)	332,975	6,512,991
Kroger Co.	2,099,062	114,398,879
Maplebear, Inc. (NASDAQ)	544,295	18,772,735
Performance Food Group Co. (a)	483,368	33,352,392
Sysco Corp.	1,575,905	120,793,118
U.S. Foods Holding Corp. (a)	724,568	39,409,254
Walgreens Boots Alliance, Inc.	2,322,128	27,563,659
		621,584,533
Food Products - 2.2%
Archer Daniels Midland Co.	1,566,059	97,111,319
Bunge Global SA	445,528	46,882,911
Campbell Soup Co.	607,335	28,459,718
Conagra Brands, Inc.	1,507,427	45,705,187
Darling Ingredients, Inc. (a)	516,626	20,525,551
Flowers Foods, Inc.	592,750	13,348,730
Freshpet, Inc. (a)	147,224	17,917,161
General Mills, Inc.	1,786,876	119,970,855
Hormel Foods Corp.	917,163	29,450,104
Ingredion, Inc.	207,257	25,776,553
Kellanova	829,371	48,227,924
Lamb Weston Holdings, Inc.	455,132	27,317,023
McCormick & Co., Inc. (non-vtg.)	802,039	61,765,023
Pilgrim's Pride Corp. (a)	130,455	5,378,660
Post Holdings, Inc. (a)	156,235	17,085,860
Seaboard Corp.	812	2,637,303
The Hershey Co.	469,789	92,773,932
The J.M. Smucker Co.	330,600	38,994,270
Tyson Foods, Inc. Class A	889,804	54,189,064
		793,517,148
Household Products - 0.4%
Church & Dwight Co., Inc.	771,834	75,647,450
Reynolds Consumer Products, Inc.	171,961	4,783,955
Spectrum Brands Holdings, Inc.	97,056	8,211,908
The Clorox Co.	392,719	51,811,418
		140,454,731
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	412,183	21,136,744
Coty, Inc. Class A (a)	1,244,387	12,381,651
elf Beauty, Inc. (a)	167,360	28,882,989
Kenvue, Inc.	6,112,602	113,022,011
		175,423,395
TOTAL CONSUMER STAPLES		1,843,934,403
ENERGY - 5.4%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	3,157,880	122,273,114
Halliburton Co.	2,789,062	96,724,670
NOV, Inc.	1,245,465	25,930,581
TechnipFMC PLC	1,356,623	40,020,379
Weatherford International PLC	228,243	26,900,720
		311,849,464
Oil, Gas & Consumable Fuels - 4.5%
Antero Midstream GP LP	1,072,122	15,395,672
Antero Resources Corp. (a)	917,545	26,627,156
APA Corp.	1,144,604	35,700,199
Cheniere Energy, Inc.	726,577	132,702,023
Chesapeake Energy Corp.	415,179	31,690,613
Chord Energy Corp.	198,349	34,048,589
Civitas Resources, Inc.	322,274	22,481,834
Coterra Energy, Inc.	2,346,928	60,550,742
Devon Energy Corp.	1,990,863	93,630,287
Diamondback Energy, Inc.	562,571	113,813,739
DT Midstream, Inc.	307,158	23,147,427
EQT Corp.	1,875,685	64,729,889
Hess Corp.	883,865	135,602,568
HF Sinclair Corp.	512,442	26,375,390
Kinder Morgan, Inc.	6,133,508	129,601,024
Marathon Oil Corp.	1,806,964	50,685,340
Matador Resources Co.	371,790	22,857,649
New Fortress Energy, Inc. Class A (b)	205,950	4,065,453
ONEOK, Inc.	1,846,181	153,842,263
Ovintiv, Inc.	848,406	39,399,975
Permian Resource Corp. Class A	1,986,321	30,470,164
Range Resources Corp.	749,877	23,418,659
Southwestern Energy Co. (a)	3,469,178	22,376,198
Targa Resources Corp.	695,179	94,043,815
Texas Pacific Land Corp. (b)	59,405	50,191,285
The Williams Companies, Inc.	3,850,543	165,342,316
Viper Energy, Inc.	288,856	12,325,486
		1,615,115,755
TOTAL ENERGY		1,926,965,219
FINANCIALS - 15.8%
Banks - 2.9%
Bank OZK	351,624	16,487,649
BOK Financial Corp.	71,750	7,378,770
Citizens Financial Group, Inc.	1,445,537	61,681,064
Columbia Banking Systems, Inc.	692,820	18,124,171
Comerica, Inc.	419,337	22,983,861
Commerce Bancshares, Inc.	376,826	24,384,410
Cullen/Frost Bankers, Inc.	186,017	21,775,150
East West Bancorp, Inc.	436,380	38,353,438
Fifth Third Bancorp	2,160,346	91,469,050
First Citizens Bancshares, Inc.	37,903	79,129,714
First Hawaiian, Inc.	402,876	10,088,015
First Horizon National Corp.	1,726,577	28,885,633
FNB Corp., Pennsylvania	1,125,030	17,257,960
Huntington Bancshares, Inc.	4,567,419	68,282,914
KeyCorp	2,927,630	47,222,672
M&T Bank Corp.	525,736	90,515,967
Nu Holdings Ltd. Class A (a)	10,067,539	122,119,248
Pinnacle Financial Partners, Inc.	239,729	23,090,697
Popular, Inc.	225,596	23,152,917
Prosperity Bancshares, Inc.	283,752	20,577,695
Regions Financial Corp.	2,906,422	65,016,660
Synovus Financial Corp.	461,607	21,580,127
TFS Financial Corp.	159,878	2,167,946
Webster Financial Corp.	549,433	27,262,865
Western Alliance Bancorp.	339,589	27,323,331
Wintrust Financial Corp.	205,282	22,211,512
Zions Bancorporation NA	457,427	23,635,253
		1,022,158,689
Capital Markets - 4.7%
Affiliated Managers Group, Inc.	101,052	18,757,272
Ameriprise Financial, Inc.	317,006	136,334,770
Ares Management Corp. Class A,	564,114	86,422,265
Bank of New York Mellon Corp.	2,369,442	154,179,591
Blue Owl Capital, Inc. Class A	1,587,000	30,264,090
Carlyle Group LP	692,535	34,446,691
Cboe Global Markets, Inc.	333,710	61,239,122
Coinbase Global, Inc. (a)	624,451	140,101,826
Evercore, Inc. Class A	113,454	28,407,747
FactSet Research Systems, Inc.	120,304	49,696,379
Franklin Resources, Inc.	936,468	21,417,023
Houlihan Lokey	162,685	24,443,421
Interactive Brokers Group, Inc.	328,556	39,186,874
Invesco Ltd.	1,155,756	19,948,349
Janus Henderson Group PLC	408,796	15,219,475
Jefferies Financial Group, Inc.	569,721	33,311,587
Lazard, Inc. Class A	346,207	17,022,998
LPL Financial	235,495	52,166,852
MarketAxess Holdings, Inc.	116,839	26,117,022
Morningstar, Inc.	84,427	26,818,237
MSCI, Inc.	244,099	131,998,975
NASDAQ, Inc.	1,303,114	88,194,756
Northern Trust Corp.	639,821	56,720,132
Raymond James Financial, Inc.	598,166	69,387,256
Robinhood Markets, Inc. (a)	2,100,865	43,214,793
SEI Investments Co.	319,701	21,688,516
State Street Corp.	953,531	81,021,529
Stifel Financial Corp.	313,995	27,841,937
T. Rowe Price Group, Inc.	693,917	79,252,261
TPG, Inc.	265,757	13,550,949
Tradeweb Markets, Inc. Class A	367,178	41,006,439
Virtu Financial, Inc. Class A	260,978	7,129,919
XP, Inc. Class A	1,290,545	22,081,225
		1,698,590,278
Consumer Finance - 0.8%
Ally Financial, Inc.	868,172	39,076,422
Credit Acceptance Corp. (a)	19,664	11,304,834
Discover Financial Services	791,111	113,912,073
OneMain Holdings, Inc.	356,993	18,656,454
SLM Corp.	690,066	15,657,598
SoFi Technologies, Inc. (a)(b)	3,339,300	25,178,322
Synchrony Financial	1,268,529	64,428,588
		288,214,291
Financial Services - 1.9%
Affirm Holdings, Inc. Class A, (a)(b)	720,457	20,381,729
Block, Inc. Class A (a)	1,765,748	109,264,486
Corebridge Financial, Inc.	808,607	23,894,337
Corpay, Inc. (a)	220,552	64,361,485
Equitable Holdings, Inc.	1,033,481	45,070,106
Euronet Worldwide, Inc. (a)	136,672	13,939,177
Fidelity National Information Services, Inc.	1,778,401	136,634,549
Global Payments, Inc.	816,475	82,986,519
Jack Henry & Associates, Inc.	232,015	39,785,932
MGIC Investment Corp.	843,780	20,959,495
Rocket Companies, Inc. (a)	437,786	7,087,755
Shift4 Payments, Inc. (a)(b)	190,071	13,074,984
The Western Union Co.	661,413	7,864,201
Toast, Inc. (a)(b)	1,403,093	36,704,913
UWM Holdings Corp. Class A (b)	298,442	2,506,913
Voya Financial, Inc.	328,698	23,906,206
WEX, Inc. (a)	136,010	24,951,035
		673,373,822
Insurance - 5.2%
AFLAC, Inc.	1,809,600	172,599,648
Allstate Corp.	831,090	142,216,121
American Financial Group, Inc.	227,019	29,730,408
Arch Capital Group Ltd. (a)	1,141,281	109,311,894
Arthur J. Gallagher & Co.	682,878	193,589,073
Assurant, Inc.	164,521	28,769,787
Assured Guaranty Ltd.	167,649	13,809,248
Axis Capital Holdings Ltd.	245,575	18,602,306
Brighthouse Financial, Inc. (a)	210,901	10,517,633
Brown & Brown, Inc.	755,536	75,122,944
Cincinnati Financial Corp.	484,315	63,261,225
CNA Financial Corp.	69,409	3,412,146
Everest Re Group Ltd.	136,120	53,477,464
Fidelity National Financial, Inc.	820,864	45,484,074
First American Financial Corp.	324,912	19,683,169
Globe Life, Inc.	302,040	28,011,190
Hanover Insurance Group, Inc.	112,877	15,519,459
Hartford Financial Services Group, Inc.	939,195	104,175,509
Kemper Corp.	191,589	12,273,191
Kinsale Capital Group, Inc.	69,659	31,839,039
Lincoln National Corp.	538,103	17,918,830
Loews Corp.	573,072	45,817,106
Markel Group, Inc. (a)	40,616	66,563,532
Old Republic International Corp.	796,821	27,585,943
Primerica, Inc.	109,299	27,518,209
Principal Financial Group, Inc.	738,023	60,156,255
Prudential Financial, Inc.	1,137,226	142,517,162
Reinsurance Group of America, Inc.	207,770	46,837,591
RenaissanceRe Holdings Ltd.	164,000	38,033,240
RLI Corp.	131,020	19,730,302
Ryan Specialty Group Holdings, Inc. (b)	323,643	19,933,172
Unum Group	603,643	34,727,582
W.R. Berkley Corp.	982,482	54,164,233
White Mountains Insurance Group Ltd.	7,889	14,089,754
Willis Towers Watson PLC	323,361	91,278,343
		1,878,276,782
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	2,195,557	21,977,526
Annaly Capital Management, Inc.	1,574,644	31,351,162
Rithm Capital Corp.	1,526,949	17,727,878
Starwood Property Trust, Inc.	937,438	18,701,888
		89,758,454
TOTAL FINANCIALS		5,650,372,316
HEALTH CARE - 10.3%
Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc. (a)	399,531	94,872,631
Apellis Pharmaceuticals, Inc. (a)	330,312	13,080,355
Biogen, Inc. (a)	460,873	98,258,124
BioMarin Pharmaceutical, Inc. (a)	597,309	50,371,068
Cerevel Therapeutics Holdings (a)	218,124	9,806,855
Exact Sciences Corp. (a)	577,044	26,359,370
Exelixis, Inc. (a)	905,426	21,232,240
Grail, Inc.	83,817	1,289,105
Incyte Corp. (a)	586,467	38,161,408
Ionis Pharmaceuticals, Inc. (a)	458,744	22,689,478
Natera, Inc. (a)	358,009	36,656,542
Neurocrine Biosciences, Inc. (a)	315,476	44,661,937
Repligen Corp. (a)	181,403	30,357,792
Roivant Sciences Ltd. (a)	1,108,601	12,028,321
Sarepta Therapeutics, Inc. (a)	286,470	40,747,493
Ultragenyx Pharmaceutical, Inc. (a)	276,030	12,426,871
United Therapeutics Corp. (a)	138,140	43,277,881
Viking Therapeutics, Inc. (a)	332,654	18,961,278
		615,238,749
Health Care Equipment & Supplies - 2.8%
Align Technology, Inc. (a)	240,252	55,709,634
Baxter International, Inc.	1,643,157	58,857,884
Dentsply Sirona, Inc.	388,557	10,545,437
DexCom, Inc. (a)	1,256,197	85,195,281
Enovis Corp. (a)	192,260	9,159,266
Envista Holdings Corp. (a)	350,777	5,987,763
GE Healthcare Technologies, Inc.	1,357,568	114,890,980
Globus Medical, Inc. (a)	360,681	25,954,605
Hologic, Inc. (a)	742,828	60,622,193
IDEXX Laboratories, Inc. (a)	262,492	124,977,691
Inspire Medical Systems, Inc. (a)	96,694	13,638,689
Insulet Corp. (a)	223,736	43,483,092
Masimo Corp. (a)(b)	135,490	14,494,720
Penumbra, Inc. (a)	120,265	20,095,079
QuidelOrtho Corp. (a)	170,489	6,698,513
ResMed, Inc.	462,763	98,684,210
Solventum Corp.	438,485	25,817,997
STERIS PLC	315,643	75,362,923
Teleflex, Inc.	148,970	32,910,452
The Cooper Companies, Inc.	627,991	58,610,400
Zimmer Biomet Holdings, Inc.	617,627	68,772,766
		1,010,469,575
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)	293,467	19,031,335
Amedisys, Inc. (a)	101,366	9,938,936
Cardinal Health, Inc.	770,559	77,695,464
Cencora, Inc.	531,955	126,541,455
Centene Corp. (a)	1,687,772	129,823,422
Chemed Corp.	46,952	26,770,152
DaVita, Inc. (a)	159,493	21,789,934
Encompass Health Corp.	313,028	29,092,822
Henry Schein, Inc. (a)	409,579	29,465,113
Humana, Inc.	382,662	138,374,406
Labcorp Holdings, Inc.	265,902	57,285,927
Molina Healthcare, Inc. (a)	183,713	62,695,736
Premier, Inc. Class A	376,551	7,900,040
Quest Diagnostics, Inc.	351,140	49,967,222
R1 RCM, Inc. (a)	496,157	6,390,502
Tenet Healthcare Corp. (a)	306,669	45,908,349
Universal Health Services, Inc. Class B	183,075	39,134,112
		877,804,927
Health Care Technology - 0.3%
Certara, Inc. (a)	404,742	6,318,023
Doximity, Inc. (a)	378,801	10,606,428
Veeva Systems, Inc. Class A (a)	466,629	89,560,104
		106,484,555
Life Sciences Tools & Services - 2.5%
10X Genomics, Inc. (a)	120,920	2,499,416
Agilent Technologies, Inc.	931,754	131,750,016
Avantor, Inc. (a)	2,145,526	57,392,821
Azenta, Inc. (a)	181,488	11,304,888
Bio-Rad Laboratories, Inc. Class A (a)	48,102	16,275,793
Bio-Techne Corp.	499,157	40,726,220
Bruker Corp.	339,000	23,224,890
Charles River Laboratories International, Inc. (a)	161,566	39,438,261
Fortrea Holdings, Inc. (a)	282,938	7,806,259
Illumina, Inc. (a)	509,754	62,495,840
IQVIA Holdings, Inc. (a)	573,392	141,186,312
Medpace Holdings, Inc. (a)	80,376	30,745,428
Mettler-Toledo International, Inc. (a)	67,182	102,185,837
QIAGEN NV	710,697	31,618,910
Revvity, Inc.	389,185	48,885,528
Sotera Health Co. (a)	397,218	5,509,414
Waters Corp. (a)	188,852	63,507,151
West Pharmaceutical Services, Inc.	231,137	70,767,215
		887,320,199
Pharmaceuticals - 0.6%
Catalent, Inc. (a)	572,477	33,970,785
Elanco Animal Health, Inc. (a)	1,557,163	20,305,406
Intra-Cellular Therapies, Inc. (a)	325,574	25,629,185
Jazz Pharmaceuticals PLC (a)	196,902	21,708,446
Organon & Co.	813,740	17,788,356
Perrigo Co. PLC	428,652	12,117,992
Royalty Pharma PLC	1,237,948	34,872,995
Viatris, Inc.	3,754,405	45,278,124
		211,671,289
TOTAL HEALTH CARE		3,708,989,294
INDUSTRIALS - 17.2%
Aerospace & Defense - 1.7%
Axon Enterprise, Inc. (a)	227,149	68,146,971
BWX Technologies, Inc.	288,377	28,690,628
Curtiss-Wright Corp.	120,659	35,558,207
HEICO Corp.	139,424	33,648,588
HEICO Corp. Class A	256,923	48,843,632
Hexcel Corp.	271,703	17,989,456
Howmet Aerospace, Inc.	1,281,968	122,684,338
Huntington Ingalls Industries, Inc.	124,915	34,973,702
L3Harris Technologies, Inc.	599,157	135,942,732
Loar Holdings, Inc. (b)	32,797	2,049,813
Spirit AeroSystems Holdings, Inc. Class A (a)	366,753	13,294,796
Textron, Inc.	601,708	55,898,673
Woodward, Inc.	188,207	29,358,410
		627,079,946
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	367,471	32,723,293
Expeditors International of Washington, Inc.	446,565	55,740,243
GXO Logistics, Inc. (a)	387,075	21,668,459
		110,131,995
Building Products - 1.5%
A.O. Smith Corp.	380,161	32,328,891
AAON, Inc.	216,008	19,123,188
Advanced Drain Systems, Inc.	210,189	37,211,861
Allegion PLC	276,650	37,848,487
Armstrong World Industries, Inc.	137,417	18,056,594
Builders FirstSource, Inc. (a)	382,122	63,955,759
Carlisle Companies, Inc.	150,530	63,008,847
Fortune Brands Innovations, Inc.	394,488	31,878,575
Hayward Holdings, Inc. (a)	450,925	6,669,181
Lennox International, Inc.	101,394	59,163,399
Masco Corp.	696,136	54,194,188
Owens Corning	272,897	50,862,543
Simpson Manufacturing Co. Ltd.	134,051	25,749,857
The AZEK Co., Inc. Class A, (a)	454,080	20,383,651
Trex Co., Inc. (a)	342,813	28,669,451
		549,104,472
Commercial Services & Supplies - 0.8%
Clean Harbors, Inc. (a)	163,050	38,924,927
MSA Safety, Inc.	117,055	22,082,426
RB Global, Inc. (b)	579,202	46,121,855
Rollins, Inc.	883,940	42,349,565
Stericycle, Inc. (a)	291,554	17,070,487
Tetra Tech, Inc.	168,577	35,947,359
Veralto Corp.	781,317	83,257,140
Vestis Corp.	415,841	5,393,458
		291,147,217
Construction & Engineering - 1.0%
AECOM	429,331	38,901,682
API Group Corp. (a)	719,373	27,257,043
Comfort Systems U.S.A., Inc.	111,169	36,954,799
EMCOR Group, Inc.	147,062	55,212,957
MasTec, Inc. (a)	198,179	21,805,635
MDU Resources Group, Inc.	642,414	17,306,633
Quanta Services, Inc.	459,535	121,951,398
Valmont Industries, Inc.	62,952	18,782,359
Willscot Holdings Corp. (a)	584,152	23,950,232
		362,122,738
Electrical Equipment - 1.5%
Acuity Brands, Inc.	97,394	24,479,982
AMETEK, Inc.	730,400	126,709,792
Generac Holdings, Inc. (a)	186,229	28,992,131
Hubbell, Inc.	169,383	67,016,384
nVent Electric PLC	522,506	37,949,611
Regal Rexnord Corp.	209,970	33,737,980
Rockwell Automation, Inc.	362,591	101,035,982
Sensata Technologies PLC	472,645	18,428,429
Vertiv Holdings Co.	1,132,615	89,136,801
		527,487,092
Ground Transportation - 1.0%
Avis Budget Group, Inc.	54,382	5,493,126
J.B. Hunt Transport Services, Inc.	265,042	45,892,022
Knight-Swift Transportation Holdings, Inc.	506,480	27,567,706
Landstar System, Inc.	112,504	21,403,886
Lyft, Inc. (a)	1,141,868	13,759,509
Old Dominion Freight Lines, Inc.	623,767	131,103,348
Ryder System, Inc.	136,269	19,099,463
Saia, Inc. (a)	83,767	35,002,041
Schneider National, Inc. Class B (b)	167,945	4,519,400
U-Haul Holding Co. (a)(b)	24,615	1,644,036
U-Haul Holding Co. (non-vtg.)	316,938	20,198,459
XPO, Inc. (a)	361,596	41,543,764
		367,226,760
Machinery - 3.9%
AGCO Corp.	202,873	19,155,269
Allison Transmission Holdings, Inc.	276,450	24,490,706
CNH Industrial NV	2,804,526	29,868,202
Crane Co.	154,685	24,814,568
Cummins, Inc.	432,257	126,132,593
Donaldson Co., Inc.	379,796	28,416,337
Dover Corp.	433,810	79,933,831
ESAB Corp.	178,853	18,171,465
Flowserve Corp.	415,338	20,995,336
Fortive Corp.	1,113,214	79,984,426
Gates Industrial Corp. PLC (a)	648,211	12,050,242
Graco, Inc.	529,080	44,998,254
IDEX Corp.	239,625	49,957,020
Ingersoll Rand, Inc.	1,276,821	128,192,828
ITT, Inc.	260,605	36,865,183
Lincoln Electric Holdings, Inc.	174,568	35,858,013
Middleby Corp. (a)	168,422	22,834,655
Nordson Corp.	179,484	44,930,230
Oshkosh Corp.	206,325	22,417,211
Otis Worldwide Corp.	1,278,161	120,786,215
Pentair PLC	522,250	45,890,108
RBC Bearings, Inc. (a)(b)	89,897	26,145,643
Snap-On, Inc.	163,658	46,974,756
Stanley Black & Decker, Inc.	486,153	51,347,480
Timken Co.	204,381	17,770,928
Toro Co.	330,296	31,619,236
Westinghouse Air Brake Tech Co.	553,411	89,182,183
Xylem, Inc.	764,490	102,059,415
		1,381,842,333
Marine Transportation - 0.1%
Kirby Corp. (a)	183,479	22,545,900
Passenger Airlines - 0.6%
Alaska Air Group, Inc. (a)	396,890	14,895,282
American Airlines Group, Inc. (a)(b)	1,407,429	14,975,045
Delta Air Lines, Inc.	2,093,663	90,069,382
Southwest Airlines Co.	1,949,277	52,513,522
United Airlines Holdings, Inc. (a)	1,035,598	47,036,861
		219,490,092
Professional Services - 2.8%
Booz Allen Hamilton Holding Corp. Class A	405,052	58,048,002
Broadridge Financial Solutions, Inc.	370,439	79,273,946
CACI International, Inc. (a)	69,818	32,219,611
Clarivate PLC (a)(b)	553,545	3,730,893
Concentrix Corp. (b)	150,222	10,590,651
Dayforce, Inc. (a)(b)	480,374	28,476,571
Dun & Bradstreet Holdings, Inc.	956,591	10,407,710
Equifax, Inc.	390,231	109,018,834
FTI Consulting, Inc. (a)	111,235	24,245,893
Genpact Ltd.	555,613	19,263,103
Jacobs Solutions, Inc.	394,354	57,713,708
KBR, Inc.	420,967	28,032,193
Leidos Holdings, Inc.	426,476	61,583,134
ManpowerGroup, Inc.	162,327	12,431,002
Parsons Corp. (a)	144,701	13,221,330
Paychex, Inc.	1,021,006	130,709,188
Paycom Software, Inc.	161,072	26,865,199
Paycor HCM, Inc. (a)	229,557	2,848,802
Paylocity Holding Corp. (a)	142,581	21,397,131
Robert Half, Inc.	323,250	20,749,418
Science Applications International Corp.	161,617	20,105,155
SS&C Technologies Holdings, Inc.	679,812	49,592,285
TransUnion	619,539	55,919,590
Verisk Analytics, Inc.	450,628	117,951,879
		994,395,228
Trading Companies & Distributors - 2.0%
Air Lease Corp. Class A	329,861	16,367,703
Core & Main, Inc. (a)	524,769	28,059,398
Fastenal Co.	1,811,005	128,128,604
Ferguson PLC	640,040	142,504,906
MSC Industrial Direct Co., Inc. Class A	149,936	13,336,807
SiteOne Landscape Supply, Inc. (a)	144,055	21,129,987
United Rentals, Inc.	210,211	159,150,748
W.W. Grainger, Inc.	137,677	134,484,270
Watsco, Inc.	109,388	53,544,332
WESCO International, Inc.	140,266	24,539,537
		721,246,292
TOTAL INDUSTRIALS		6,173,820,065
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 0.3%
Ciena Corp. (a)	455,270	24,010,940
F5, Inc. (a)	184,764	37,625,341
Juniper Networks, Inc.	1,016,829	38,324,285
Lumentum Holdings, Inc. (a)	211,085	10,929,981
Ubiquiti, Inc. (b)	13,179	2,445,627
		113,336,174
Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics, Inc. (a)	175,789	21,743,341
Avnet, Inc.	290,915	15,639,590
CDW Corp.	425,027	92,702,639
Cognex Corp.	543,679	26,977,352
Coherent Corp. (a)	418,143	29,136,204
Corning, Inc.	2,424,907	97,020,529
Crane NXT Co.	155,021	9,747,720
IPG Photonics Corp. (a)	52,519	4,222,528
Jabil, Inc.	374,969	42,247,757
Keysight Technologies, Inc. (a)	557,227	77,772,172
Littelfuse, Inc.	79,527	21,242,457
TD SYNNEX Corp.	238,389	28,408,817
Teledyne Technologies, Inc. (a)	149,372	63,014,072
Trimble, Inc. (a)	770,375	42,016,253
Vontier Corp.	488,447	19,161,776
Zebra Technologies Corp. Class A (a)	161,791	56,819,381
		647,872,588
IT Services - 2.1%
Akamai Technologies, Inc. (a)	486,328	47,796,316
Amdocs Ltd.	375,622	32,855,656
Cloudflare, Inc. (a)	948,681	73,522,778
Cognizant Technology Solutions Corp. Class A	1,589,193	120,270,126
DXC Technology Co. (a)(b)	428,346	8,712,558
EPAM Systems, Inc. (a)	175,731	37,805,010
Gartner, Inc. (a)	239,351	119,960,328
Globant SA (a)	135,755	26,432,856
GoDaddy, Inc. (a)	447,259	65,053,822
Kyndryl Holdings, Inc. (a)	719,106	19,322,378
MongoDB, Inc. Class A (a)	218,118	55,044,258
Okta, Inc. (a)	488,876	45,925,011
Twilio, Inc. Class A (a)	567,524	33,557,694
VeriSign, Inc. (a)	258,288	48,302,439
		734,561,230
Semiconductors & Semiconductor Equipment - 2.5%
Allegro MicroSystems LLC (a)	264,054	6,347,858
Amkor Technology, Inc.	356,591	11,646,262
Astera Labs, Inc. (b)	69,681	3,054,815
Cirrus Logic, Inc. (a)	170,058	22,189,168
Enphase Energy, Inc. (a)	416,814	47,979,460
Entegris, Inc.	476,328	56,344,839
First Solar, Inc. (a)	337,291	72,851,483
GlobalFoundries, Inc. (a)(b)	311,005	15,864,365
Lattice Semiconductor Corp. (a)	439,102	23,272,406
MACOM Technology Solutions Holdings, Inc. (a)	176,445	17,806,829
Microchip Technology, Inc.	1,681,914	149,320,325
MKS Instruments, Inc.	211,463	26,623,192
Monolithic Power Systems, Inc.	148,583	128,240,501
ON Semiconductor Corp. (a)	1,366,845	106,955,621
Onto Innovation, Inc. (a)	154,907	29,633,709
Qorvo, Inc. (a)	304,704	36,503,539
Skyworks Solutions, Inc.	508,091	57,729,299
Teradyne, Inc.	484,138	63,499,540
Universal Display Corp.	147,547	32,846,913
Wolfspeed, Inc. (a)(b)	267,270	5,038,040
		913,748,164
Software - 4.3%
ANSYS, Inc. (a)	277,294	86,967,717
AppFolio, Inc. Class A, (a)	69,539	15,401,498
AppLovin Corp. Class A, (a)	829,749	63,973,648
Aspen Technology, Inc. (a)	85,064	15,987,779
Bentley Systems, Inc. Class B	455,868	22,219,006
Bill Holdings, Inc. (a)	323,934	16,183,743
CCC Intelligent Solutions Holdings, Inc. Class A (a)	1,448,723	14,863,898
Confluent, Inc. (a)(b)	764,603	19,130,367
Datadog, Inc. Class A (a)	949,282	110,534,396
DocuSign, Inc. (a)	642,673	35,655,498
Dolby Laboratories, Inc. Class A	184,872	14,560,519
DoubleVerify Holdings, Inc. (a)	492,997	10,412,097
Dropbox, Inc. Class A (a)	828,795	19,824,776
Dynatrace, Inc. (a)	841,910	36,976,687
Elastic NV (a)	257,353	28,223,904
Fair Isaac Corp. (a)	76,027	121,643,200
Five9, Inc. (a)	231,789	10,326,200
Gen Digital, Inc.	1,780,317	46,270,439
GitLab, Inc. (a)	374,769	19,199,416
Guidewire Software, Inc. (a)	258,896	38,852,523
HashiCorp, Inc. (a)	304,270	10,269,113
HubSpot, Inc. (a)	155,462	77,269,278
Informatica, Inc. (a)	202,000	4,835,880
Manhattan Associates, Inc. (a)	193,741	49,477,577
MicroStrategy, Inc. Class A (a)(b)	49,542	79,982,586
nCino, Inc. (a)	261,020	8,551,015
Nutanix, Inc. Class A (a)	768,175	38,800,519
Palantir Technologies, Inc. Class A (a)	6,365,617	171,171,441
Pegasystems, Inc.	141,001	9,830,590
Procore Technologies, Inc. (a)	341,102	24,228,475
PTC, Inc. (a)	377,054	67,059,054
RingCentral, Inc. (a)	259,875	9,108,619
SentinelOne, Inc. (a)	725,071	16,604,126
Smartsheet, Inc. (a)	412,487	19,782,877
Teradata Corp. (a)	330,365	10,710,433
Tyler Technologies, Inc. (a)	134,111	76,189,800
UiPath, Inc. Class A (a)	1,292,229	15,726,427
Unity Software, Inc. (a)(b)	557,253	9,116,659
Zoom Video Communications, Inc. Class A (a)	669,284	40,424,754
Zscaler, Inc. (a)	289,604	51,940,477
		1,538,287,011
Technology Hardware, Storage & Peripherals - 1.4%
Hewlett Packard Enterprise Co.	4,104,938	81,729,316
HP, Inc.	3,094,278	111,672,493
NetApp, Inc.	651,815	82,767,469
Pure Storage, Inc. Class A (a)	917,320	54,974,988
Super Micro Computer, Inc. (a)	156,742	109,978,024
Western Digital Corp. (a)	1,032,195	69,208,675
		510,330,965
TOTAL INFORMATION TECHNOLOGY		4,458,136,132
MATERIALS - 6.0%
Chemicals - 2.8%
Albemarle Corp. (b)	371,080	34,759,064
Ashland, Inc.	157,963	15,267,124
Axalta Coating Systems Ltd. (a)	696,656	24,835,786
Celanese Corp.	352,337	49,732,368
CF Industries Holdings, Inc.	592,191	45,237,470
Corteva, Inc.	2,213,115	124,155,752
Dow, Inc.	2,226,713	121,289,057
DuPont de Nemours, Inc.	1,323,095	110,743,052
Eastman Chemical Co.	369,919	38,223,730
Element Solutions, Inc.	707,870	19,077,097
FMC Corp.	393,856	22,985,436
Huntsman Corp.	552,448	13,220,081
International Flavors & Fragrances, Inc.	808,941	80,473,451
LyondellBasell Industries NV Class A	823,543	81,909,587
NewMarket Corp.	21,275	11,932,509
Olin Corp.	389,137	17,748,539
PPG Industries, Inc.	739,354	93,883,171
RPM International, Inc.	402,079	48,836,515
The Chemours Co. LLC	489,102	11,821,595
The Mosaic Co.	1,011,966	30,126,228
The Scotts Miracle-Gro Co.	134,333	10,558,574
Westlake Corp.	106,053	15,680,997
		1,022,497,183
Construction Materials - 0.7%
Eagle Materials, Inc.	107,828	29,361,564
Martin Marietta Materials, Inc.	193,941	115,074,892
Vulcan Materials Co.	418,644	114,921,964
		259,358,420
Containers & Packaging - 1.3%
Amcor PLC	4,549,790	47,909,289
Aptargroup, Inc.	208,794	30,688,542
Avery Dennison Corp.	253,439	54,953,178
Ball Corp.	984,999	62,872,486
Berry Global Group, Inc.	374,613	24,619,566
Crown Holdings, Inc.	378,089	33,536,494
Graphic Packaging Holding Co.	961,860	28,951,986
International Paper Co.	1,095,863	50,935,712
Packaging Corp. of America	280,434	56,050,344
Sealed Air Corp.	460,133	17,508,061
Silgan Holdings, Inc.	262,139	13,481,809
Smurfit Westrock PLC	809,098	36,279,954
Sonoco Products Co.	318,290	17,162,197
		474,949,618
Metals & Mining - 1.1%
Alcoa Corp.	792,562	26,186,248
ATI, Inc. (a)	390,281	26,425,927
Cleveland-Cliffs, Inc. (a)	1,509,653	23,173,174
MP Materials Corp. (a)(b)	414,262	5,600,822
Nucor Corp.	748,950	122,033,913
Reliance, Inc.	180,632	55,013,282
Royal Gold, Inc.	207,722	28,690,563
Steel Dynamics, Inc.	470,153	62,633,783
United States Steel Corp.	704,758	28,958,506
		378,716,218
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	203,751	20,000,198
TOTAL MATERIALS		2,155,521,637
REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 7.0%
Agree Realty Corp.	313,254	21,605,128
Alexandria Real Estate Equities, Inc.	547,965	64,270,815
American Homes 4 Rent Class A	1,067,962	38,542,749
Americold Realty Trust	912,035	27,260,726
AvalonBay Communities, Inc.	444,060	90,996,775
Brixmor Property Group, Inc.	947,778	24,139,906
BXP, Inc.	496,749	35,423,171
Camden Property Trust (SBI)	327,298	36,248,254
Cousins Properties, Inc.	499,255	13,734,505
Crown Castle, Inc.	1,375,451	151,409,646
CubeSmart	707,714	33,673,032
Digital Realty Trust, Inc.	1,021,754	152,742,005
EastGroup Properties, Inc.	151,097	28,253,628
EPR Properties	236,319	10,634,355
Equity Lifestyle Properties, Inc.	582,879	40,032,130
Equity Residential (SBI)	1,194,943	83,203,881
Essex Property Trust, Inc.	201,944	56,213,132
Extra Space Storage, Inc.	661,660	105,614,169
Federal Realty Investment Trust (SBI)	260,684	29,105,369
First Industrial Realty Trust, Inc.	417,703	22,856,708
Gaming & Leisure Properties	823,891	41,359,328
Healthcare Realty Trust, Inc.	1,202,538	21,272,897
Healthpeak Properties, Inc.	2,242,459	48,930,455
Highwoods Properties, Inc. (SBI)	329,854	10,215,578
Host Hotels & Resorts, Inc.	2,204,675	38,603,859
Invitation Homes, Inc.	1,919,464	67,699,495
Iron Mountain, Inc.	921,076	94,465,555
Kilroy Realty Corp.	369,653	13,666,071
Kimco Realty Corp.	2,083,771	45,280,344
Lamar Advertising Co. Class A	275,432	33,013,280
Medical Properties Trust, Inc. (b)	1,877,481	9,030,684
Mid-America Apartment Communities, Inc.	367,336	51,342,553
National Storage Affiliates Trust	226,547	9,644,106
NNN (REIT), Inc.	573,287	25,734,853
Omega Healthcare Investors, Inc.	780,411	28,406,960
Park Hotels & Resorts, Inc.	656,846	9,892,101
Rayonier, Inc.	467,260	14,171,996
Realty Income Corp.	2,726,807	156,600,526
Regency Centers Corp.	581,440	39,154,170
Rexford Industrial Realty, Inc.	693,002	34,726,330
SBA Communications Corp. Class A	341,827	75,044,700
Simon Property Group, Inc.	1,023,588	157,059,343
STAG Industrial, Inc.	572,346	23,357,440
Sun Communities, Inc.	390,151	49,443,836
UDR, Inc.	1,038,420	41,609,489
Ventas, Inc.	1,275,781	69,453,518
VICI Properties, Inc.	3,298,173	103,100,888
Vornado Realty Trust	554,319	16,624,027
Weyerhaeuser Co.	2,306,090	73,241,418
WP Carey, Inc.	685,413	39,623,726
		2,507,729,610
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	967,749	109,074,990
CoStar Group, Inc. (a)	1,284,073	100,183,375
Howard Hughes Holdings, Inc.	103,677	7,689,723
Jones Lang LaSalle, Inc. (a)	149,461	37,499,765
Zillow Group, Inc.:
Class A (a)	156,566	7,421,228
Class C (a)	501,617	24,428,748
		286,297,829
TOTAL REAL ESTATE		2,794,027,439
UTILITIES - 5.4%
Electric Utilities - 2.7%
Alliant Energy Corp.	810,545	45,114,935
Avangrid, Inc.	224,340	8,002,208
Edison International	1,203,526	96,294,115
Entergy Corp.	674,421	78,212,603
Evergy, Inc.	704,438	40,857,404
Eversource Energy	1,119,898	72,692,579
Exelon Corp.	3,177,603	118,206,832
FirstEnergy Corp.	1,800,743	75,469,139
IDACORP, Inc.	159,931	15,633,255
NRG Energy, Inc.	676,456	50,849,198
OGE Energy Corp.	632,278	24,513,418
PG&E Corp.	6,763,361	123,431,338
Pinnacle West Capital Corp.	359,118	30,736,910
PPL Corp.	2,313,893	68,768,900
Xcel Energy, Inc.	1,759,665	102,553,276
		951,336,110
Gas Utilities - 0.3%
Atmos Energy Corp.	475,866	60,853,744
National Fuel Gas Co.	288,139	16,882,064
UGI Corp.	663,691	16,446,263
		94,182,071
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp. (b)	427,377	12,009,294
Clearway Energy, Inc.:
Class A	110,139	2,712,724
Class C	258,714	6,902,490
The AES Corp.	2,267,695	40,342,294
Vistra Corp.	1,089,904	86,342,195
		148,308,997
Multi-Utilities - 1.7%
Ameren Corp.	846,744	67,121,397
CenterPoint Energy, Inc.	2,003,992	55,610,778
CMS Energy Corp.	941,524	61,010,755
Consolidated Edison, Inc.	1,095,709	106,853,542
DTE Energy Co.	654,023	78,829,392
NiSource, Inc.	1,418,716	44,334,875
Public Service Enterprise Group, Inc.	1,577,693	125,852,571
WEC Energy Group, Inc.	1,000,615	86,112,927
		625,726,237
Water Utilities - 0.3%
American Water Works Co., Inc.	617,043	87,842,241
Essential Utilities, Inc.	796,472	32,376,587
		120,218,828
TOTAL UTILITIES		1,939,772,243
TOTAL COMMON STOCKS (Cost $28,212,685,193)		35,724,021,558

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (d) (Cost $7,241,788)	7,264,000	7,241,647

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	133,237,874	133,264,521
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	448,188,709	448,233,528
TOTAL MONEY MARKET FUNDS (Cost $581,494,133)		581,498,049

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $28,801,421,114)	36,312,761,254
NET OTHER ASSETS (LIABILITIES) - (1.2)% (g)	(448,030,348)
NET ASSETS - 100.0%	35,864,730,906

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	515	Sep 2024	160,685,150	6,226,934	6,226,934

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,241,647.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $501,572 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	115,755,141	496,774,747	479,261,456	966,004	(3,911)	-	133,264,521	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	399,402,174	740,379,419	691,548,065	1,375,419	-	-	448,233,528	2.0%
Total	515,157,315	1,237,154,166	1,170,809,521	2,341,423	(3,911)	-	581,498,049

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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